                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2002
                                               ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Taconic Offshore Management LLC
            ------------------------------------------
Address:    450 Park Avenue, 8th Floor
            ------------------------------------------
            New York, NY 10022
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robin S. Rothstein
          --------------------------------------------
Title:    Chief Financial Officer
          --------------------------------------------
Phone:    (212) 209-3100
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robin S. Rothstein           New York, NY                 February 11, 2003
-----------------------  ----------------------------------   -----------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      0
                                              -----------------------

Form 13F Information Table Entry Total:                30
                                              -----------------------

Form 13F Information Table Value Total:       $    38,096
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
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NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Aether Sys 6.00%
 Due 3/22/2005     Note 6% 3/2   00808VAA3       2,104     2,680,803  PRN              Sole                                2,680,803
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American Water
 Works              Common       030411102       2,975        65,421  SH               Sole                   65,421
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ANTC 4.50%         Note 4.500%   03664PAB1         753       760,900  PRN              Sole                                  760,900
------------------------------------------------------------------------------------------------------------------------------------
Central Garden
 & Petco           Note 6.000%   153527AC0         301       304,360  PRN              Sole                                  304,360
------------------------------------------------------------------------------------------------------------------------------------
Coorstek            Common       217020106       1,031        40,359  SH               Sole                   40,359
------------------------------------------------------------------------------------------------------------------------------------
Del Monte Foods     Common       24522P103         230        29,848  SH               Sole                   29,848
------------------------------------------------------------------------------------------------------------------------------------
Dreyers Grand
 Ice Cream          Common       261878102       1,648        23,223  SH               Sole                   23,223
------------------------------------------------------------------------------------------------------------------------------------
Elan PLC              RT         G29539148           1       125,122  SH               Sole                  125,122
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Extensity           Common       302255104          93        53,354  SH               Sole                   53,354
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FEI Co.             Common       30241L109         458        29,965  SH               Sole                   29,965
------------------------------------------------------------------------------------------------------------------------------------
Gucci Grp NY        Common       401566104       2,527        27,591  SH               Sole                   27,591
------------------------------------------------------------------------------------------------------------------------------------
Household Intl      Common       441815107       2,231        80,229  SH               Sole                   80,229
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Kaiser Aluminum     Common       483007100           2        27,392  SH               Sole                   27,392
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Metamor
 Worldwide         Note 2.94%    59133PAA8       1,089     2,689,056  PRN              Sole                                2,689,056
------------------------------------------------------------------------------------------------------------------------------------
Natural
 MicroSystems       Note
 Corp            5.000% 10/1     638882AA8         368       608,720  PRN              Sole                                  608,720
------------------------------------------------------------------------------------------------------------------------------------
Nortek              Common       656557105         699        15,277  SH               Sole                   15,277
------------------------------------------------------------------------------------------------------------------------------------
P&O Princess
 Cruises             ADR         693070104         673        24,257  SH               Sole                   24,257
------------------------------------------------------------------------------------------------------------------------------------
Panamerican
 Beverages          Common       P74823108         775        37,309  SH               Sole                   37,309
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Pharmacia Corp      Common       71713U102       7,121       170,351  SH               Sole                  170,351
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Precise Software
 Solutions          Common       M41450103       1,133        68,648  SH               Sole                   68,648
------------------------------------------------------------------------------------------------------------------------------------
Premiere
 Technologies   Note 5.75% 7/0   74058FAC6       1,039     1,187,004  PRN              Sole                                1,187,004
------------------------------------------------------------------------------------------------------------------------------------
Quintiles
 Transnational      Common       748767100         460        38,045  SH               Sole                   38,045
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Rational Software
 Corp               Common       75409P202       2,269       218,362  SH               Sole                  218,362
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Redback
 Networks      Note 5.000% 4/0   757209AB7       1,282     4,930,632  PRN              Sole                                4,930,632
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Redback Networks    Common       757209101          50        59,694  SH               Sole                   59,694
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SFE 5 6/15/2006   SB NT CV 5%06  786449AE8       1,830     2,881,376  PRN              Sole                                2,881,376
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Syncor
 International      Common       87157J106       3,810       136,962  SH               Sole                  136,962
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Terayon Comm
 Systems        Note 5.00% 8/0   880775AC5         107       173,485  PRN              Sole                                  173,485
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Triangle
 Pharmaceuticals    Common       89589H104         577        97,182  SH               Sole                   97,182
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Vertex
 Pharmaceuticals    Note 5%      92532FAD2         460       608,720  PRN              Sole                                 608,720
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TOTAL VALUE                                     38,096
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